Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Future Principal Payments Under Loan

Future principal payments under the Loan as of December 31, 2019 are as follows (in thousands):

2020	$14,958
2021	1,551
Total future principal payments	16,509
Less unamortized debt discount	(267)
Total balance, balance sheet	$16,242
Term loan—current portion	$14,716
Term loan—non-current portion	1,526
Total balance, balance sheet	$16,242